Pro Forma Adjustments To Balance Sheet And Statements Of Operations - Adjustments to Additional Paid-In Capital (Details) (USD $)	Mar. 31, 2012
Total	$ 507,588
A [Member]
Total	179,554
B [Member]
Total	18,073
C [Member]
Total	(10,569)
D [Member]
Total	2,047
E [Member]
Total	$ (696,693)